January 3, 2014

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Security Equity Fund (File Nos. 002-19458 and 811-01136)

Ladies and Gentlemen:

On behalf of Security Equity Fund, attached for filing via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 137 to the registration statement on Form N-1A. This filing is being made for the purpose of registering shares of Guggenheim Risk Managed Real Estate Fund.

We hereby undertake to make an additional filing of the registration statement on or before March 19, 2014 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Julien Bourgeois at Dechert LLP at 202.261.3451.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President Security Investors, LLC

Securities offered by Guggenheim Distributors, LLC, an affiliate of Guggenheim Investments